UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2023

Date of reporting period:  September 30, 2023

Item 1. Reports to Stockholders.

(a)

GREENSPRING INCOME
OPPORTUNITIES FUND

ANNUAL REPORT

SEPTEMBER 30, 2023

This report is intended for shareholders of the
Greenspring Income Opportunities Fund and may not be
used as sales literature unless preceded or
accompanied by a current prospectus.

Greenspring Income Opportunities Fund (Unaudited)

Dear Fellow Shareholder,

The Annual Report for the Greenspring Income Opportunities Fund (“GRIOX” or the “Fund”) covers the period from September 30, 2022 through September 30, 2023. During this period, GRIOX returned 7.68%, compared to 7.48% for the Fund’s benchmark, the ICE BofA 1-3 Year US Cash Pay High Yield Index. The broader fixed income market, as measured by the Bloomberg US Agg Total Return Index, returned just 0.64% over the same time period. GRIOX generated strong positive returns through a conservative approach to the high-yield bond market, with a focus on securities with short expected durations and attractive risk-adjusted returns. The combination of the Fund’s short duration, higher average coupon, and our targeted security-specific selection process has buffered the portfolio from the large price declines suffered by holders of long duration securities during periods of rising interest rates. Importantly, having preserved our shareholders’ capital well, we are now able to benefit from the higher yields currently available in the market. As of September 30, 2023, GRIOX had a duration of 1.99 years, an average coupon of 5.92%, and a subsidized SEC yield of 6.23%.

In managing the Fund’s portfolio, we are currently taking advantage of the inverted yield curve and relatively flat corporate credit curves to often earn similar, if not greater, yields on short-term bonds than the yield available for longer maturities of the same company. This allows us to limit interest rate and credit spread volatility. We are finding many opportunities in short-dated bonds trading at discounts to par, a condition made possible by the rise in the market’s interest rate above many bonds’ coupon rates. Many of these bonds offer what we consider to be attractive yields to maturity…with additional, and often times considerable, upside total returns possible, if a bond is redeemed prior to maturity. In fact, several of the Fund’s largest positive contributors to performance during the annual period were bonds that were redeemed prior to maturity. In general, early redemptions can occur due to company specific catalysts, M&A activity, or by corporate actions undertaken to redeem securities before they become current liabilities.

Greenspring Income Opportunities Fund
Performance for the
Periods Ended September 30, 2023
Quarter	0.77%
Year to Date	4.22%
1 Year	7.68%
Since inception on 12/15/21*	1.91%
Expense Ratio**	0.86%
30-Day SEC Yield (unsubsidized)	6.17%

*	annualized.
**
The net expense ratio is 0.86%, as stated in the Fund’s Prospectus dated January 31, 2023. The Fund’s investment adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses (excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses) to 0.75% through December 15, 2024. Absent advisory fee reductions and expense reimbursements, the expense ratio (gross) would be 0.95% for the Fund’s current fiscal year. The net expense ratio is applicable to investors.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-366-3863 or by visiting www.greenspringfunds.com.

As of September 30, 2023, the Fund’s sector allocation was well diversified and driven by security-specific fundamental analysis. The largest positive contributions to performance during the period came from the Metals & Mining industry group, followed by Trading Companies & Distributors, Retail, and Software & Services. The largest

Greenspring Income Opportunities Fund (Unaudited)

Greenspring Income		% of Net
Opportunities Fund		Assets
Top 10 Holdings		as of
		9/30/23
1.	Triton Container International Ltd.
	1.150% 6/7/24(a)	1.4%
2.	First Quantum Minerals Ltd.
	7.500% 4/1/25(a)	1.3%
3.	Gates Global LLC
	6.250% 1/15/26(a)	1.3%
4.	Signet UK Finance PLC
	4.700% 6/15/24	1.2%
5.	Enact Holdings, Inc.
	6.500% 8/15/25(a)	1.2%
6.	Avient Corp.
	5.750% 5/15/25(a)	1.2%
7.	Dana Financing Luxembourg
	5.750% 4/15/25(a)	1.2%
8.	EnPro Industries, Inc.
	5.75% 10/15/2026(a)	1.2%
9.	Caesars Entertainment, Inc.
	6.250% 7/1/25(a)	1.2%
10.	Dave & Buster’s, Inc.
	7.625% 11/1/25(a)	1.1%

(a)	144A Securities available only to qualified institutional buyers, issued by a publicly-traded entity or parent.

Fund holdings and sector allocations do not reflect last day of month securities transactions and are subject to change at any time and should not be considered a recommendation to buy or sell any security.

negative contributor to performance for the period was from the Telecommunications Services industry group. The portfolio’s largest underweights versus the benchmark include more economically cyclical and volatile industry groups such as automotive, energy, airlines, and financials. In general, while we employ a bottom-up security selection process, we prefer businesses with more stable earnings profiles, which is reflected in our sector positioning.

Market Commentary

During the period from September 30, 2022 through September 30, 2023 the Federal Reserve continued on its monetary tightening campaign, raising the Upper Bound of the Federal Funds Target rate an additional 225 basis points, from 3.25% to 5.50% at the July 2023 meeting. At the most recent September FOMC meeting, the Federal Reserve kept interest rates unchanged, but the wording of the Fed’s statement strongly indicated that rates would remain near current levels or slightly higher for an extended period. Although the Fed has repeatedly stated their intention to keep rates “higher for longer” to bring inflation down to target levels, many market participants had expected that a pivot to rate cuts would be coming in the near future. However, continued strong economic data, a tight labor market, and sticky inflation have extended market expectations for the timing of future rate cuts. The Fed’s September meeting appears to have been a wake-up call for many in the fixed income markets, resulting in a rapid sell off in longer-duration fixed income assets. The Bloomberg US Agg Index posted yet another decline, -3.2% in the third quarter of 2023, and has now declined -14.8% cumulatively over the last three years! Despite the move higher in long-term rates, the Treasury curve remains inverted with the 2-year Treasury yielding almost 50 basis points more than the 10-year Treasury at quarter end. We continue to see value in short-dated high-yield corporate bonds that benefit in part from this positioning on the yield curve.

With the evolving interest rate backdrop, we remain excited about the potential equity-like return opportunities in short-duration high-yield securities. We are able to purchase many short-duration bonds at very attractive spreads to Treasury securities of similar maturity. But, importantly and in contrast to the period several years ago, most short-duration bonds in our universe now sell at discounts to par, and we have the potential to achieve even better total returns, if the bonds are redeemed prior to maturity – a feature not available with Treasuries. The balance sheets of many companies within the high-yield universe remain relatively healthy, with manageable near-term debt maturities and significant cash flow cushions, providing some flexibility to absorb higher interest rates

Greenspring Income Opportunities Fund (Unaudited)

going forward. As we look into the end of 2023 and beyond, we are mindful that higher rates may weaken the fundamentals of certain companies; therefore, we remain focused on risk mitigation in the portfolio by employing our rigorous security-specific selection process designed to maintain attractive risk-adjusted returns by avoiding those securities that may face growing challenges in a “higher for longer” environment.

We thank you for your continued trust and support of the Greenspring Income Opportunities Fund.

Respectfully,

Charles vK. Carlson, CFA	Michael J. Pulcinella	George A. Truppi, CFA
Portfolio Manager	Portfolio Manager	Portfolio Manager

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities are subject to credit, interest rate, call or prepayment, liquidity and extension risks. Investments in debt securities that are rated below investment grade present a greater risk of loss to principal and interest than higher-rated securities.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

ICE BofA 1-3 Year BB U.S. Cash Pay High Yield Index is a subset of ICE BofA U.S. Cash Pay High Yield Index including all securities with a remaining term to final maturity less than 3 years and rated BB1 through BB3, inclusive. The Bloomberg U.S. Aggregate Bond Index is a benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market and includes Treasuries, government-related and corporate securities, MBS, ABS, and CMBS. It is not possible to invest directly in an index.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration. An inverted yield curve shows that long-term interest rates are less than short-term interest rates. With an inverted yield curve, the yield decreases the farther away the maturity date is and has proven in the past to be a reliable indicator of a recession. Yield to maturity is the total rate of return that will have been earned by a bond when it makes all interest payments and repays the original principal.

The 30-day SEC yield or 30-day yield (subsidized) is based on dividends and interest earned by the Fund, and not on the dividends paid by the Fund, which may differ and are subject to change. This is a standard yield calculation developed by the SEC for bond funds. The yield is calculated by dividing the net investment income per share earned during the 30-day period by the maximum offering price per share on the last day of the period. The yield figure reflects the dividends and interest earned during the 30-day period, after the deduction of the fund’s expenses. The 30-day SEC yield (unsubsidized) is a 30-day yield without applicable waivers or reimbursements, whenever the Fund is subsidizing all or a portion of the Fund’s expenses as of the current reporting period. Absent such waivers or reimbursements, the returns would have been lower. Waivers and/or reimbursements may be discontinued at any time

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The summary and statutory prospectuses contain this and other information about the Fund, and may be obtained by calling 1-800-366-3863 or visiting www.greenspringfunds.com. Please read the Fund’s Prospectus carefully before investing.

Distributed by Quasar Distributors, LLC

Greenspring Income Opportunities Fund

Growth of a $10,000 Investment in the Greenspring Income Opportunities Fund

Average Annual Total Return		Since Inception
Periods Ended September 30, 2023:	1 Year	(12/15/2021)
Greenspring Income Opportunities Fund	7.68%	1.91%
ICE BofA 1-3 Year BB US Cash Pay High Yield Index	7.48%	1.09%

Expense Ratios*: Gross 1.14%, Net 0.86%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-497-2960.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund on December 15, 2021, the Fund’s inception date. Returns reflect the reinvestment of dividends and capital gain distributions. The performance data and expense ratios shown reflect a contractual fee waiver made by the Advisor, currently, through December 15, 2024. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

*  The expense ratios presented are from the most recent prospectus.

Greenspring Income Opportunities Fund

EXPENSE EXAMPLE For the Period Ended September 30, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the period from April 1, 2023 to September 30, 2023, for the Institutional Shares.

Actual Expenses
The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account. The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	4/1/2023(1)	9/30/2023	4/1/2023-9/30/2023
Actual
Institutional Shares	$1,000.00	$1,019.10	$4.30
Hypothetical
(5% return before expenses)
Institutional Shares	$1,000.00	$1,020.81	$4.31

(1)
Expenses are equal to the Institutional Shares’ annualized net expense ratios of 0.85% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the prior 6 months of operation).

Greenspring Income Opportunities Fund

ALLOCATION OF PORTFOLIO ASSETS at September 30, 2023 (Unaudited)

Percentages represent market value as a percentage of net assets.

Note: For Presentation purposes, the Fund has grouped some of the industry categories for purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at September 30, 2023

	Par Value	Value
CORPORATE BONDS – 92.2%

COMMUNICATIONS – 4.5%

Cable & Satellite – 1.0%
CCO Holdings LLC
5.50%, 05/01/2026 (a)	$600,000	$580,189
5.13%, 05/01/2027 (a)	554,000	516,750
Videotron Ltd.
5.38%, 06/15/2024 (a)	618,000	613,285
		1,710,224
Media & Entertainment – 2.3%
Belo Corp.
7.75%, 06/01/2027	920,000	916,150
Cinemark USA, Inc.
8.75%, 05/01/2025 (a)	1,269,000	1,278,132
Nexstar Media, Inc.
5.63%, 07/15/2027 (a)	1,484,000	1,322,497
TEGNA, Inc.
4.63%, 03/15/2028	404,000	350,975
		3,867,754
Transportation – 1.1%
Uber Technologies, Inc.
7.50%, 05/15/2025 (a)	1,100,000	1,108,112
8.00%, 11/01/2026 (a)	828,000	838,574
		1,946,686
Wireless Telecommunication Services – 0.1%
T-Mobile U.S., Inc.
7.13%, 06/15/2024	100,000	100,695
TOTAL COMMUNICATIONS		7,625,359

CONSUMER DISCRETIONARY – 27.8%

Auto Components – 2.9%
Adient Global Holdings Ltd.
7.00%, 04/15/2028 (a)	1,600,000	1,588,756
Dana Financing Luxembourg
5.75%, 04/15/2025 (a)	2,045,000	2,002,765
Dana, Inc.
5.63%, 06/15/2028	100,000	91,642
Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	1,166,000	1,184,651
		4,867,814
Automobiles – 1.1%
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025 (a)	1,812,000	1,817,735

Automobiles Wholesalers – 0.3%
Openlane, Inc.
5.13%, 06/01/2025 (a)	524,000	507,528

Building Products – 0.9%
Griffon Corp.
5.75%, 03/01/2028	1,378,000	1,252,416
JELD-WEN, Inc.
4.63%, 12/15/2025 (a)	298,000	286,458
		1,538,874
Casinos & Gaming – 3.2%
Boyd Gaming Corp.
4.75%, 12/01/2027	675,000	622,661
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (a)	1,973,000	1,947,731
Las Vegas Sands Corp.
3.20%, 08/08/2024	1,279,000	1,238,182
MGM Resorts International
6.75%, 05/01/2025	1,595,000	1,588,203
		5,396,777
Chemicals – 0.1%
Scotts Miracle-Gro Co.
5.25%, 12/15/2026	250,000	232,194

Commercial Services & Supplies – 1.0%
Matthews International Corp.
5.25%, 12/01/2025 (a)	1,742,000	1,673,409

Consumer Products – 0.9%
American Greetings Corp.
8.75%, 04/15/2025 (a)	1,500,000	1,486,418

Consumer Services – 3.4%
Aramark Services, Inc.
6.38%, 05/01/2025 (a)	1,377,000	1,398,949
Graham Holdings Co.
5.75%, 06/01/2026 (a)	1,910,000	1,848,078
Prime Security Services Borrower LLC
5.25%, 04/15/2024 (a)	1,546,000	1,536,995
6.25%, 01/15/2028 (a)	1,000,000	927,319
		5,711,341
Homebuilding – 1.0%
Beazer Homes USA, Inc.
6.75%, 03/15/2025	1,000,000	1,000,320
Century Communities, Inc.
6.75%, 06/01/2027	685,000	673,888
		1,674,208

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

	Par Value	Value
CORPORATE BONDS – 92.2% (Continued)

CONSUMER DISCRETIONARY – 27.8% (Continued)

Household Durables – 1.0%
Newell Brands, Inc.
4.88%, 06/01/2025	$950,000	$911,262
4.70%, 04/01/2026	500,000	471,671
6.38%, 09/15/2027	250,000	239,277
		1,622,210
Leisure – 2.3%
Cedar Fair LP
5.50%, 05/01/2025 (a)	452,000	443,028
5.38%, 04/15/2027	750,000	703,169
6.50%, 10/01/2028	335,000	317,189
Life Time, Inc.
5.75%, 01/15/2026 (a)	1,500,000	1,454,775
Six Flags Theme Parks, Inc.
7.00%, 07/01/2025 (a)	180,000	179,713
Vail Resorts, Inc.
6.25%, 05/15/2025 (a)	740,000	736,729
		3,834,603
Lodging – 2.7%
Arrow Bidco LLC
9.50%, 03/15/2024 (a)	1,635,000	1,636,593
Hilton Domestic Operating Co., Inc.
5.38%, 05/01/2025 (a)	375,000	369,399
Hilton Worldwide Finance LLC
4.88%, 04/01/2027	125,000	119,030
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	137,000	120,048
Travel & Leisure Co.
5.65%, 04/01/2024	1,150,000	1,143,664
6.63%, 07/31/2026 (a)	1,300,000	1,266,005
		4,654,739
Restaurants – 2.7%
Brinker International, Inc.
5.00%, 10/01/2024 (a)	1,757,000	1,715,274
Dave & Buster's, Inc.
7.63%, 11/01/2025 (a)	1,860,000	1,861,054
New Red Finance, Inc.
5.75%, 04/15/2025 (a)	1,000,000	993,326
		4,569,654
Retail – 4.3%
Academy Ltd.
6.00%, 11/15/2027 (a)	1,500,000	1,419,458
NMG Holding Co., Inc.
7.13%, 04/01/2026 (a)	1,600,000	1,503,099
Nordstrom, Inc.
2.30%, 04/08/2024	1,412,000	1,383,944
Sally Holdings LLC
5.63%, 12/01/2025	952,000	928,741
Signet UK Finance PLC
4.70%, 06/15/2024	2,148,000	2,096,663
		7,331,905
TOTAL CONSUMER DISCRETIONARY		46,919,409

CONSUMER STAPLES – 3.3%

Food & Beverage – 0.3%
Darling Ingredients, Inc.
5.25%, 04/15/2027 (a)	518,000	494,065

Food & Staples Retailing – 0.9%
Albertsons Cos., Inc.
7.50%, 03/15/2026 (a)	700,000	710,488
5.88%, 02/15/2028 (a)	808,000	778,560
		1,489,048
Household & Personal Products – 2.1%
Coty, Inc.
5.00%, 04/15/2026 (a)	1,450,000	1,394,508
6.50%, 04/15/2026 (a)	835,000	831,664
Spectrum Brands, Inc.
5.00%, 10/01/2029 (a)	1,480,000	1,342,782
		3,568,954
TOTAL CONSUMER STAPLES		5,552,067

ENERGY – 5.5%

Energy Equipment & Services – 0.5%
Oceaneering International, Inc.
4.65%, 11/15/2024	920,000	909,158

Energy Midstream – 3.7%
Antero Midstream Partners LP
7.88%, 05/15/2026 (a)	1,250,000	1,260,075
Genesis Energy LP
6.50%, 10/01/2025	1,000,000	983,794
New Fortress Energy, Inc.
6.75%, 09/15/2025 (a)	1,200,000	1,146,871

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

	Par Value	Value
CORPORATE BONDS – 92.2% (Continued)

ENERGY – 5.5% (Continued)

Energy Midstream – 3.7% (Continued)
NGL Energy Partners LP
6.13%, 03/01/2025	$1,855,000	$1,823,109
Targa Resources Partners LP
6.50%, 07/15/2027	1,044,000	1,053,093
		6,266,942
Exploration & Production – 1.3%
Chesapeake Energy Corp.
5.50%, 02/01/2026 (a)	1,044,000	1,011,222
PDC Energy, Inc.
5.75%, 05/15/2026	263,000	262,257
SM Energy Co.
5.63%, 06/01/2025	1,010,000	989,436
		2,262,915
TOTAL ENERGY		9,439,015

FINANCIALS – 10.6%

Consumer Finance – 2.8%
Credit Acceptance Corp.
5.13%, 12/31/2024 (a)	725,000	706,878
6.63%, 03/15/2026	1,136,000	1,096,353
PRA Group, Inc.
7.38%, 09/01/2025 (a)	1,905,000	1,857,234
Springleaf Finance Corporation Glbl Nt24
8.25%, 10/01/2023	40,000	40,000
6.13%, 03/15/2024	420,000	419,067
6.88%, 03/15/2025	569,000	565,030
		4,684,562
Financial Services – 0.8%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (a)	1,544,000	1,429,381

Investment Banking & Brokerage – 0.7%
StoneX Group, Inc.
8.63%, 06/15/2025 (a)	1,253,000	1,264,647

Mortgage REITs – 1.7%
Starwood Property Trust, Inc.
5.50%, 11/01/2023 (a)	1,392,000	1,390,545
3.75%, 12/31/2024 (a)	1,625,000	1,548,791
		2,939,336
Real Estate Investment Trust – 2.5%
Iron Mountain, Inc.
4.88%, 09/15/2027 (a)	1,663,000	1,535,781
MPT Operating Partnership LP
5.25%, 08/01/2026	1,194,000	1,018,684
RHP Hotel Properties LP
7.25%, 07/15/2028 (a)	1,000,000	983,433
SBA Communications Corp.
3.88%, 02/15/2027	696,000	638,361
		4,176,259
Real Estate Management & Services – 0.3%
Newmark Group, Inc.
6.13%, 11/15/2023	550,000	549,508

Specialty Insurance – 1.8%
Enact Holdings, Inc.
6.50%, 08/15/2025 (a)	2,070,000	2,040,905
Radian Group, Inc.
4.50%, 10/01/2024	1,000,000	972,450
		3,013,355
TOTAL FINANCIALS		18,057,048

HEALTH CARE – 5.4%

Healthcare Equipment & Supplies – 0.3%
Teleflex, Inc.
4.63%, 11/15/2027	550,000	505,236

Healthcare Providers & Services – 4.0%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028 (a)	1,660,000	1,545,642
AdaptHealth LLC
6.13%, 08/01/2028 (a)	1,897,000	1,639,709
Encompass Health Corp.
5.75%, 09/15/2025	1,409,000	1,387,332
Select Medical Corp.
6.25%, 08/15/2026 (a)	1,594,000	1,558,718
Tenet Healthcare Corp.
4.88%, 01/01/2026	839,000	804,613
		6,936,014
Life Sciences Tools & Services – 1.1%
Avantor Funding, Inc.
4.63%, 07/15/2028 (a)	500,000	456,382
IQVIA, Inc.
5.00%, 10/15/2026 (a)	1,395,000	1,335,135
		1,791,517
TOTAL HEALTH CARE		9,232,767

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

	Par Value	Value
CORPORATE BONDS – 92.2% (Continued)

INDUSTRIALS – 15.7%

Aerospace & Defense – 2.3%
Rolls-Royce PLC
3.63%, 10/14/2025 (a)	$1,477,000	$1,388,380
TransDigm, Inc.
6.25%, 03/15/2026 (a)	1,038,000	1,020,827
7.50%, 03/15/2027	1,500,000	1,504,377
		3,913,584
Commercial Services & Supplies – 1.6%
Ritchie Bros Holdings, Inc.
6.75%, 03/15/2028 (a)	1,057,000	1,055,890
Stericycle, Inc.
5.38%, 07/15/2024 (a)	1,753,000	1,732,339
		2,788,229
Engineering & Construction – 2.0%
Pike Corp.
5.50%, 09/01/2028 (a)	2,000,000	1,751,742
William Scotsman International, Inc.
6.13%, 06/15/2025 (a)	1,600,000	1,585,704
		3,337,446
Environmental Services – 1.3%
Clean Harbors, Inc.
4.88%, 07/15/2027 (a)	900,000	849,098
GFL Environmental, Inc.
4.25%, 06/01/2025 (a)	750,000	721,519
5.13%, 12/15/2026 (a)	750,000	715,199
		2,285,816
Machinery – 2.8%
EnPro Industries, Inc.
5.75%, 10/15/2026	2,085,000	2,001,193
Gates Global LLC
6.25%, 01/15/2026 (a)	2,190,000	2,136,614
Hillenbrand, Inc.
5.75%, 06/15/2025	697,000	687,545
		4,825,352
Metals & Mining – 0.8%
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028 (a)	1,500,000	1,423,125

Trading Companies & Distributors – 3.0%
Herc Holdings, Inc.
5.50%, 07/15/2027 (a)	1,639,000	1,551,468
Triton Container International Ltd.
1.15%, 06/07/2024 (a)	2,451,000	2,359,152
WESCO Distribution, Inc.
7.13%, 06/15/2025 (a)	594,000	596,032
7.25%, 06/15/2028 (a)	650,000	653,797
		5,160,449
Transportation – 1.9%
XPO Escrow Sub LLC
7.50%, 11/15/2027 (a)	350,000	354,454
XPO, Inc.
6.25%, 05/01/2025 (a)	1,842,000	1,811,284
6.25%, 06/01/2028 (a)	1,000,000	969,425
		3,135,163
TOTAL INDUSTRIALS		26,869,164

MATERIALS – 11.3%

Building Products – 0.7%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (a)	1,330,000	1,243,888

Chemicals – 3.6%
Avient Corp.
5.75%, 05/15/2025 (a)	2,065,000	2,029,458
Axalta Coating Systems LLC
4.75%, 06/15/2027 (a)	1,300,000	1,209,302
Celanese US Holdings LLC
5.90%, 07/05/2024	1,000,000	998,112
HB Fuller Co.
4.25%, 10/15/2028	1,347,000	1,190,007
Minerals Technologies, Inc.
5.00%, 07/01/2028 (a)	699,000	641,923
		6,068,802
Construction Materials – 0.9%
Summit Materials LLC
6.50%, 03/15/2027 (a)	1,570,000	1,534,598

Metals & Mining – 2.7%
Allegheny Ludlum LLC
6.95%, 12/15/2025	750,000	752,831
Cleveland-Cliffs, Inc.
6.75%, 03/15/2026 (a)	1,086,000	1,084,030
5.88%, 06/01/2027	500,000	476,565

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

	Par Value	Value
CORPORATE BONDS – 92.2% (Continued)

MATERIALS – 11.3% (Continued)

Metals & Mining – 2.7% (Continued)
First Quantum Minerals Ltd.
7.50%, 04/01/2025 (a)	$2,185,000	$2,183,602
		4,497,028
Packaging & Containers – 3.4%
Berry Global, Inc.
4.50%, 02/15/2026 (a)	785,000	744,720
4.88%, 07/15/2026 (a)	677,000	648,732
Crown Americas LLC
4.75%, 02/01/2026	350,000	336,522
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	500,000	508,048
Graphic Packaging International LLC
4.13%, 08/15/2024	450,000	440,610
Mauser Packaging Solutions Holding Co.
7.88%, 08/15/2026 (a)	1,780,000	1,719,267
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027 (a)	250,000	222,150
Pactiv LLC
7.95%, 12/15/2025	1,176,000	1,172,330
		5,792,379
TOTAL MATERIALS		19,136,695

TECHNOLOGY – 5.8%

Professional Services – 1.1%
Camelot Finance SA
4.50%, 11/01/2026 (a)	2,000,000	1,848,618

Software & Services – 3.7%
ACI Worldwide, Inc.
5.75%, 08/15/2026 (a)	1,056,000	1,024,869
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026 (a)	1,499,000	1,381,619
Gen Digital, Inc.
5.00%, 04/15/2025 (a)	989,000	967,111
6.75%, 09/30/2027 (a)	1,260,000	1,236,400
Open Text Corp.
3.88%, 02/15/2028 (a)	1,400,000	1,224,335
PTC, Inc.
3.63%, 02/15/2025 (a)	500,000	481,030
		6,315,364
Technology Hardware & Equipment – 1.0%
Arrow Electronics, Inc.
6.13%, 03/01/2026	1,287,000	1,282,266
CDW Finance Corp.
4.13%, 05/01/2025	253,000	244,730
CDW LLC
4.25%, 04/01/2028	125,000	114,083
		1,641,079
TOTAL TECHNOLOGY		9,805,061

UTILITIES – 2.3%

Utilities – 2.3%
NextEra Energy Operating Partners LP
4.25%, 07/15/2024 (a)	731,000	716,145
NRG Energy, Inc.
6.63%, 01/15/2027	1,797,000	1,762,061
Vistra Operations Co. LLC
5.50%, 09/01/2026 (a)	752,000	717,856
5.63%, 02/15/2027 (a)	750,000	711,939
		3,908,001
TOTAL UTILITIES		3,908,001
TOTAL CORPORATE BONDS
(Cost $159,050,977)		156,544,586

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

SCHEDULE OF INVESTMENTS at September 30, 2023 (Continued)

	Principal
	Amount	Value
CONVERTIBLE BONDS – 0.8%

Household & Personal Products – 0.3%
Herbalife Ltd.
2.63%, 03/15/2024	$500,000	$489,250

Healthcare Equipment & Supplies – 0.3%
Haemonetics Corp.
0.00%, 03/01/2026 (b)	510,000	444,975

Utilities – 0.2%
NextEra Energy Partners LP
0.00%, 06/15/2024 (a)(b)	500,000	475,500
TOTAL CONVERTIBLE BONDS
(Cost $1,407,411)		1,409,725

	Shares
SHORT-TERM INVESTMENTS – 5.2%

Money Market Funds – 5.2%
First American Treasury
Obligations Fund – Class X, 5.27% (c)	6,620,445	6,620,445
Invesco Treasury Portfolio – Class
Institutional, 5.26% (c)	2,233,721	2,233,721
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,854,166)		8,854,166
TOTAL INVESTMENTS – 98.2%
(Cost $169,312,554)		166,808,477
Other Assets in Excess of Liabilities – 1.8%		3,044,618
TOTAL NET ASSETS – 100.0%		$169,853,095

Percentages are stated as a percent of net assets.

PLC Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2023, the value of these securities total $111,844,690 or 65.8% of the Fund’s net assets.

(b)	Zero-coupon bond.
(c)	The rate shown represents the 7-day effective yield as of September 30, 2023.

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

STATEMENT OF ASSETS AND LIABILITIES at September 30, 2023

Assets:
Investments, at value (cost of $169,312,554)	$166,808,477
Receivables:
Fund shares sold	1,129,327
Dividends and interest	2,805,334
Prepaid expenses	16,625
Total assets	170,759,763

Liabilities:
Payables:
Distributions to shareholders	4,348
Securities purchased	495,656
Fund shares redeemed	260,612
Net Advisory fee	64,166
Administration and fund accounting fees	25,867
Audit Fees	19,984
Compliance expense	2,088
Reports to shareholders	5,481
Registration Fees	6,910
Service fees	13,078
Transfer Agent Fees	5,666
Custody Expenses	989
Other Expenses	1,823
Total liabilities	906,668

Net assets	$169,853,095

Net assets consist of:
Paid in capital	$172,486,209
Total accumulated loss	(2,633,114)
Net assets	$169,853,095

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	169,853,095
Shares issued (Unlimited number of beneficial interest authorized, $0.01 par value)	17,746,172
Net asset value, offering price and redemption price per share	$9.57

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

STATEMENT OF OPERATIONS For the Year Ended September 30, 2023

Investment income:
Interest	$7,841,385
Total investment income	7,841,385

Expenses:
Investment advisory fees (Note 4)	761,857
Administration and fund accounting fees (Note 4)	138,200
Service fees (Note 5)
Service fees – Institutional Shares	122,476
Federal and state registration fees	41,227
Transfer agent fees and expenses	38,674
Legal fees	28,755
Audit fees	19,984
Trustees’ fees and expenses	19,099
Compliance expense	12,410
Reports to shareholders	11,046
Custody fees	7,188
Other	10,870
Total expenses before reimbursement from advisor	1,211,786
Expense reimbursement from advisor (Note 4)	(136,988)
Net expenses	1,074,798
Net investment income	$6,766,587

Realized and unrealized gain (loss):
Net realized loss on transactions from:
Investments	$(44,270)
Net change in unrealized appreciation on investments	1,671,952
Net realized and unrealized gain	1,627,682
Net increase in net assets resulting from operations	$8,394,269

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Fiscal Year Ended	Fiscal Period Ended
	September 30, 2023	September 30, 2022*
Operations:
Net investment income	$6,766,587	$1,791,043
Net realized loss on investments	(44,270)	(84,146)
Net change in unrealized appreciation (depreciation) on investments	1,671,952	(4,176,029)
Net increase (decrease) in net assets resulting from operations	8,394,269	(2,469,132)

Distributions:
From distributable earnings	(6,767,214)	(1,791,037)
Total distributions	(6,767,214)	(1,791,037)

Capital Share Transactions:
Proceeds from shares sold	104,165,500	110,954,241
Proceeds from shares issued to holders in reinvestment of dividends	6,729,070	1,775,153
Cost of shares redeemed	(35,951,141)	(15,186,614)
Net increase in net assets from capital share transactions	74,943,429	97,542,780

Total increase in net assets	76,570,484	93,282,611

Net Assets:
Beginning of period	93,282,611	—
End of period	$169,853,095	$93,282,611

Changes in Shares Outstanding:
Shares sold	10,841,127	11,332,501
Shares issued to holders in reinvestment of dividends	699,701	185,191
Shares redeemed	(3,745,024)	(1,567,324)
Net increase in shares outstanding	7,795,804	9,950,368

*	The Greenspring Income Opportunities Fund commenced operations on December 15, 2021.

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

Institutional Shares
	Fiscal Year ended	December 15, 2021
	September 30,	Through
	2023	September 30, 2022*
Net Asset Value – Beginning of Period	$9.37	$10.00

Income from Investment Operations:
Net investment income[1]	0.51	0.28
Net realized and unrealized gain (loss) on investments	0.20	(0.66)
Total from investment operations	0.71	(0.38)

Less Distributions:
Dividends from net investment income	(0.51)	(0.25)
Total distributions	(0.51)	(0.25)
Net Asset Value – End of Period	$9.57	$9.37
Total Return[2]	7.68%	(3.82	)%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$169,853	$93,283
Ratio of operating expenses to average net assets:
Before reimbursements	0.95%	1.13	%+
After reimbursements	0.85%	0.85	%+
Ratio of net investment income to average net assets:
Before reimbursements	5.22%	3.66	%+
After reimbursements	5.32%	3.38	%+
Portfolio turnover rate	32%	34	%^

*	Commencement of operations for Institutional Shares was December 15, 2021.
+	Annualized
^	Not Annualized
1	The net investment income per share was calculated using the average shares outstanding method.
2
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.

The accompanying notes are an integral part of these financial statements.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS September 30, 2023

NOTE 1 – ORGANIZATION

The Greenspring Income Opportunities Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006. The Fund is an open-end investment management company and is a diversified series of the Trust. The Fund commenced operations on December 15, 2021. Corbyn Investment Management, Inc. (the “Advisor”) serves as the investment advisor to the Fund. The investment objective of the Fund is to provide investors with a high level of current income and the potential for capital appreciation through a total return approach to investing.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax return for the Fund for the current fiscal period is open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the period ended September 30, 2023.

C.
Securities Transactions, Income and Distributions: Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the yield to worst call and yield to best put methods.

The Fund distributes substantially all of its net investment income, if any, which is declared daily as a dividend and paid monthly. Any net capital gain realized by the Fund will be distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Continued)

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”). Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.

F.
Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

G.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of September 30, 2023 and through the date the financial statements were available to be issued, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities: Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Continued)

issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$156,544,586	$—	$156,544,586
Convertible Bonds	—	1,409,725	—	1,409,725
Short-Term Investments	8,854,166	—	—	8,854,166
Total Investments in Securities	$8,854,166	$157,954,311	$—	$166,808,477

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the fiscal year ended September 30, 2023, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.60% from the Fund based upon the average daily net assets of the Fund. For the fiscal year ended September 30, 2023, the Fund incurred $761,857 in advisory fees. Net advisory fees payable on September 30, 2023, for the Fund were $64,166.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Continued)

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to waive its management fees and/or absorb expenses of the Fund to ensure that the total annual operating expenses excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses in connection with a merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses (collectively, “Excludable Expenses”) do not exceed 0.75% of the average daily net assets for the Institutional Shares.

For the fiscal year ended September 30, 2023, the Advisor reduced its fees and absorbed Fund expenses in the amount of $136,988 for the Fund. The waivers and reimbursements will remain in effect through December 15, 2024 unless terminated sooner by, or with the consent of, the Board.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Amount	Expiration
$136,611	09/30/2025
$136,988	09/30/2026
$273,599

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. Fund Services also serves as the fund accountant, transfer agent, and Chief Compliance Officer to the Fund. U.S. Bank N.A., an affiliate of Fund Services, serves as the Fund’s custodian. For the fiscal year ended September 30, 2023, the Fund incurred the following expenses for administration, fund accounting, transfer agency and custody fees:

Administration and fund accounting	$138,200
Custody	$ 7,188
Transfer agency	$ 38,674
Compliance	$ 12,410

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Continued)

At September 30, 2023, the Fund had payables due to Fund Services for administration, fund accounting and transfer agency fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration and fund accounting	$25,867
Custody	$ 989
Transfer agency	$ 5,666
Compliance	$ 2,088

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Fund has adopted a shareholder servicing plan (the “Plan”) on behalf of the Greenspring Income Opportunities Fund’s Institutional Share Class. Under the Plan, the Institutional Share Class is authorized to pay an annual shareholder servicing fee of up to 0.10% of its average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Institutional Shares.

Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Institutional Class shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist Institutional Class shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the fiscal year ended September 30, 2023, the Fund incurred, under the Agreement, shareholder servicing fees of $122,476. As of September 30, 2023, the Fund had a payable due for shareholder servicing fees in the amount of $13,078.

NOTE 6 – SECURITIES TRANSACTIONS

For the fiscal year ended September 30, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

Purchases
Other	$107,606,119

Sales
Other	$ 38,172,365

There were no purchases or sales of long-term U.S. Government securities.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Continued)

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of September 30, 2023, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments(a)	$169,317,002
Gross unrealized appreciation	274,937
Gross unrealized depreciation	(2,783,462)
Net unrealized depreciation	(2,508,525)
Undistributed ordinary income	3,727
Undistributed long-term capital gain	—
Total distributable earnings	3,727
Other accumulated gains/(losses)	(128,316)
Total accumulated earnings/(losses)	$(2,633,114)

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.

As of September 30, 2023, the Fund had long-term tax basis capital losses to offset future capital gains in the amount of $123,968.

The tax character of distributions paid during the fiscal period ended September 30, 2023 was as follows:

	Year Ended	Period Ended
	September 30, 2023	September 30, 2022
Ordinary income	$6,767,214	$1,791,037

NOTE 8 – PRINCIPAL RISKS

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s Statement of Additional Information.

Credit Risk: Credit risk is the risk that an issuer will not make timely payments of principal and interest. A credit rating assigned to a particular debt security is essentially the opinion of a nationally recognized statistical rating organization (“NRSRO”) as to the credit quality of an issuer and may prove to be inaccurate.

Fixed Income Securities Risk: The value of investments in fixed income securities fluctuates with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Below are several specific risks associated with investments in fixed income securities.

Interest Rate Risk: Interest rates may go up resulting in a decrease in the value of the securities held by the Fund. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Continued)

Management Risk: Investment strategies employed by the Advisor in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

General Market Risk; Recent Market Events:  The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. While U.S. and global economies are recovering from the effects of COVID-19, labor shortages and the inability to meet consumer demand have restricted growth. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine conflict, trade tensions and the possibility of a national or global recession have also contributed to market volatility.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Call or Prepayment Risk: During periods of declining interest rates, a bond issuer may “call” or repay its high yielding bonds before their maturity dates. In times of declining interest rates, the Fund’s higher yielding securities may be prepaid, and the Fund may have to replace them with securities having a lower yield.

U.S. Government Agencies and Instrumentalities Securities Risk: Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, the Advisor’s success and other market conditions.

NOTE 9 – GUARANTEES AND INDEMNIFICATION

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2023, National Financial Services LLC held 39% of the outstanding Institutional Shares of the Fund and Charles Schwab & Co., Inc. held 55% of the outstanding Institutional Shares of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by National Financial Services LLC or by Charles Schwab & Co., Inc. are also owned beneficially.

Greenspring Income Opportunities Fund

NOTES TO FINANCIAL STATEMENTS September 30, 2023 (Continued)

NOTE 11 – TAILORED SHAREHOLDER REPORTS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Greenspring Income Opportunities Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Manager Directed Portfolios
and the Shareholders of Greenspring Income Opportunities Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Greenspring Income Opportunities Fund (the “Fund”), a series of Manager Directed Portfolios, as of September 30, 2023, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2023, the results of its operations, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the period ended September 30, 2022, were audited by other auditors whose report dated November 29, 2022, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania
November 29, 2023

Greenspring Income Opportunities Fund

NOTICE TO SHAREHOLDERS September 30, 2023 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-366-3863 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by calling 1-800-366-3863. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Fund’s Form N-PORT is also available, upon request, by calling 1-800-366-3863.

Householding
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-366-3863 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Qualified Divided Income/Dividends Received Deduction
For the fiscal year ended September, 2023, certain dividends paid by the fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends  declared from ordinary income, designated as qualified dividend income was as follows:

Greenspring Income Opportunities Fund	0.00%

For Corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the fiscal year ended September 30, 2023 was as follows:

Greenspring Income Opportunities Fund	0.00%

Greenspring Income Opportunities Fund

TRUSTEES AND OFFICERS (Unaudited)

The business and affairs of the Trust are managed under the oversight of the Board, subject to the laws of the State of Delaware and the Trust’s Agreement and Declaration of Trust. The Board, as of January 1, 2023, is currently comprised of four trustees who are not interested persons of the Trust within the meaning of the 1940 Act (the “Independent Trustees”). The Trustees are responsible for deciding matters of overall policy and overseeing the actions of the Trust’s service providers. The officers of the Trust conduct and supervise the Trust’s daily business operations.

	Position(s)		Number of
	Held with		Funds in
	the Trust		Fund Complex	Other Directorships
Name and	and Length of	Principal Occupation(s)	Overseen	Held by Trustee During
Year of Birth	Time Served(1)	During the Past Five Years	by Trustee(2)	the Past Five Years
INDEPENDENT TRUSTEES

Gaylord B. Lyman	Trustee and	Chief Investment Officer and Senior Portfolio	9	None
(Born 1962)	Audit Committee	Manager, Mill Street Financial, LLC,
	Chairman, since	since April 2023; Senior Portfolio Manager Affinity
	April 2015	Investment Advisors, LLC, (2017 – 2023).

Scott Craven Jones	Trustee since	Managing Director, Carne Global Financial	9	Trustee, Madison Funds, since
(Born 1962)	July 2016 and	Services (US) LLC (a provider of independent		2019 (16 portfolios); Trustee,
	Lead Independent	governance and distribution support for the asset		Madison Covered Call &
	Trustee since	management industry), since 2013; Managing		Equity Strategy Fund,
	May 2017	Director, Park Agency, Inc., since 2020.		since 2021 (1 portfolio).

Lawrence T. Greenberg	Trustee	Senior Vice President and Chief Legal Officer,	9	None
(Born 1963)	since July 2016	The Motley Fool Holdings, Inc., since 1996;
Venture Partner and General Counsel, Motley Fool
Ventures LP, since 2018; Adjunct Professor,
Washington College of Law, American University,
since 2006; General Counsel, Motley Fool Asset
Management, LLC (2008 – 2018); Manager, Motley
Fool Wealth Management, LLC (2013 – 2018).

James R. Schoenike	Trustee	Retired. Distribution Consultant (2018 – 2021);	9	None
(Born 1959)	since July 2016(3)	President and CEO, Board of Managers, Quasar
Distributors, LLC (2013 – 2018).

(1)	Each Trustee serves an indefinite term; however, under the terms of the Board’s retirement policy, a Trustee shall retire during the year in which a Trustee reaches the age of 75.
(2)	The Trust currently has nine active portfolios.
(3)	Prior to January 1, 2021, Mr. Schoenike was considered to be an “interested person” of the Fund by virtue of his previous position as President of Quasar Distributors, LLC.

As of the date of this report, no Independent Trustee nor any of his immediate family members (i.e., spouse or dependent children) serves as an officer or director or is an employee of the Advisor, Sub-Advisor or Distributor, or any of their respective affiliates, nor is such person an officer, director or employee of any company controlled by or under common control with such entities.

Greenspring Income Opportunities Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

Name and	Position(s) Held with Trust	Principal Occupation(s)
Year of Birth	and Length of Time Served(1)	During Past Five Years
OFFICERS

Scott M. Ostrowski	President and Principal Executive Officer,	Senior Vice President, U.S. Bancorp,
(Born 1980)	since August 10, 2021	Fund Services, LLC, since 2006.

Ryan Frank	Treasurer, and Principal Financial Officer,	Vice President, U.S. Bancorp, LLC,
(Born 1985)	since August 17, 2022	Fund Services, since 2008.

Colton W. Scarmardo	Assistant Treasurer, since May 11, 2021	Fund Administrator, U.S. Bancorp, LLC,
(Born 1997)		Fund Services, since 2019; Business
Administration Student, 2015 – 2019.

Michael J. Atkinson	Assistant Treasurer, since August 17, 2023	Assistant Vice President, U.S. Bancorp Fund
(Born 1995)		Services, LLC, since 2022; Officer,
U.S. Bancorp Fund Services, LLC, 2019 – 2022,
Fund Administrator, U.S. Bancorp, LLC,
since 2016.

Jill Silver	Chief Compliance Officer and Anti-Money	Senior Vice President, U.S. Bancorp Fund
(Born 1976)	Laundering Compliance Officer,	Services, LLC, since December 2022;
	since January 1, 2023	Compliance Director, Corebridge Financial Inc.
(previously AIG), 2019 – 2022;
Compliance Manager, Corebridge
Financial Inc., 2018 – 2019.

Amber Kopp	Secretary, since September 15, 2023	Assistant Vice President, U.S. Bancorp Fund
(Born 1983)		Services, LLC, since 2023; Assistant General
Counsel, Corebridge Financial, Inc. (previously
AIG) 2019 – 2020.

(1)	Each officer is elected annually and serves until his or her successor has been duly elected and qualified.

The Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-497-2960.

Greenspring Income Opportunities Fund

NOTICE OF PRIVACY POLICY & PRACTICES (Unaudited)

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

We collect non-public personal information about you from the following sources:

• information we receive about you on applications or other forms;

• information you give us orally; and

• information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

• social security number;

• account balances;

• account transactions;

• transaction history;

• wire transfer instructions; and

• checking account information.

What Information We Disclose
We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information
All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-888-893-4491.

Investment Adviser
Corbyn Investment Management, Inc.
2330 West Joppa Road, Suite 108
Lutherville, Maryland 21093

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, Pennsylvania 19103

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

(b)	Not Applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Experts.

The registrant’s Board of Trustees has determined that there are at least two audit committee financial experts serving on its audit committee.  Messrs. Gaylord B. Lyman and Scott C. Jones  are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2023	FYE 9/30/2022
Audit Fees	$17,500	$17,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,250	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2023	FYE 9/30/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2023	FYE 9/30/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was a change in the registrant’s independent public accountant. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Manager Directed Portfolios

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        12/04/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        12/04/2023

By (Signature and Title)*    /s/Ryan Frank
Ryan Frank,
Treasurer/Principal Financial Officer

Date        12/04/2023

* Print the name and title of each signing officer under his or her signature.